RELATED PARTY TRANSACTIONS - Related Party Loans (Details) - CC NEUBERGER PRINCIPAL HOLDINGS I - USD ($)		12 Months Ended
	Jan. 16, 2020	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Proceeds received from related party		$ 24,399
Sponsor Note
RELATED PARTY TRANSACTIONS
Proceeds received from related party		125,000
Sponsor Note | Maximum
RELATED PARTY TRANSACTIONS
Amount agreed to be loaned	$ 300,000
Working Capital Loans
RELATED PARTY TRANSACTIONS
Loan amount from Sponsor outstanding		$ 0
Price of warrants (in dollars per share)		$ 1.00
Working Capital Loans | Maximum
RELATED PARTY TRANSACTIONS
Loans convertible into warrants		$ 2,500,000